Fair Value Measurements (Tables)	12 Months Ended
Jan. 02, 2016
Fair Value Disclosures [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
The carrying value and fair value of the Company's long-term debt as of January 2, 2016 and January 3, 2015, respectively, are as follows:

	January 2, 2016	January 3, 2015
Carrying Value	$1,213,161	$1,636,311
Fair Value	$1,262,000	$1,728,000